Note 21	6 Months Ended
Jun. 30, 2022
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	Notes	June 2022	December 2021
Deposits		456,100	416,947
Deposits from central banks		52,696	47,351
Demand deposits		574	8
Time deposits and other		44,395	41,790
Repurchase agreements		7,727	5,553
Deposits from credit institutions		26,431	19,834
Demand deposits		12,476	7,601
Time deposits and other		10,694	8,599
Repurchase agreements		3,261	3,634
Customer deposits		376,973	349,761
Demand deposits		310,752	293,015
Time deposits and other		65,252	55,479
Repurchase agreements		970	1,267
Debt certificates issued		54,757	55,763
Other financial liabilities		16,418	15,183
Total	7	527,275	487,893
The amount recorded in "Deposits from central banks - Time deposits and other" includes the provisions of the TLTRO III facilities of the European Central Bank, mainly BBVA S.A., amounting to €38,692 million, in both periods, for the six months ended June 30, 2022 and December 31, 2021, respectively.
The positive income currently being generated by the drawdowns of the TLTRO III facilities is recorded under the heading of "Interest income and other similar income – other income" in the condensed consolidated income statements (see Note 32.1).
Deposits from credit institutions
The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying condensed consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and others (*)	Repurchase agreements	Total
June 2022
Spain	1,258	1,625	—	2,883
Mexico	695	671	—	1,366
Turkey	393	566	50	1,009
South America	675	2,026	—	2,702
Rest of Europe	4,134	2,810	1,171	8,114
Rest of the world	5,320	2,997	2,040	10,358
Total	12,476	10,694	3,261	26,431
December 2021
Spain	1,671	375	—	2,047
Mexico	444	558	—	1,002
Turkey	83	672	37	792
South America	532	1,225	—	1,757
Rest of Europe	1,841	3,110	2,549	7,500
Rest of the world	3,030	2,657	1,048	6,736
Total	7,601	8,599	3,634	19,834
(*) Subordinated deposits are included amounting to €15 million and €14 million as of June 30, 2022 and December 31, 2021, respectivelyCustomer deposits
The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying condensed consolidated balance sheets is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and others	Repurchase agreements	Total
June 2022
Spain	185,622	10,874	2	196,498
Mexico	60,492	12,352	476	73,320
Turkey	20,561	16,523	2	37,085
South America	31,141	13,735	—	44,876
Rest of Europe	11,465	8,774	491	20,730
Rest of the world	1,471	2,993	—	4,465
Total	310,752	65,252	970	376,973
December 2021
Spain	181,565	10,407	2	191,974
Mexico	53,359	10,383	505	64,247
Turkey	19,725	13,644	6	33,376
South America	28,039	9,822	—	37,861
Rest of Europe	8,933	9,546	754	19,234
Rest of the world	1,393	1,677	—	3,070
Total	293,015	55,479	1,267	349,761
Debt certificates
The breakdown of the condensed balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	June 2022	December 2021
In Euros	33,287	36,289
Promissory bills and notes	269	319
Non-convertible bonds and debentures	15,442	15,712
Covered bonds (*)	7,856	9,930
Hybrid financial instruments (**)	406	366
Securitization bonds	2,912	2,302
Wholesale funding	30	438
Subordinated liabilities	6,372	7,221
Convertible perpetual certificates	3,000	3,500
Other non-convertible subordinated liabilities	3,372	3,721
In foreign currencies	21,470	19,475
Promissory bills and notes	592	579
Non-convertible bonds and debentures	8,488	7,885
Covered bonds (*)	140	178
Hybrid financial instruments (**)	4,010	2,843
Securitization bonds	—	4
Wholesale funding	264	412
Subordinated liabilities	7,977	7,574
Convertible perpetual certificates	1,927	1,771
Other non-convertible subordinated liabilities	6,050	5,803
Total	54,757	55,763
(*) Including mortgage-covered bonds.
(**) Corresponds to structured note issuance with embedded derivatives that have been segregated according to IFRS 9.
Other financial liabilities
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	June 2022	December 2021
Lease liabilities (*)	1,342	2,560
Creditors for other financial liabilities	3,941	2,657
Collection accounts	4,947	3,839
Creditors for other payment obligations (**)	6,188	6,127
Total	16,418	15,183
(*) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 16).
(**) This caption includes the amount committed for the acquisition of own shares under the repurchase program (see Note 4).